Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of impact of these adjustments to the financial statement, as previously reported

	As
	Previously	Adjustments	Adjustments	As
	Reported	Restatement 1	Restatement 2	Restated
Balance sheet as of February 8, 2021
Warrant Liability	$—	$7,729,200	$—	$7,729,200
Total Liabilities	5,345,000	7,729,200	—	13,074,200
Ordinary Shares Subject to Possible Redemption	129,999,029	(7,729,200)	17,110,171	139,380,000
Ordinary Shares	438	76	(169)	345
Additional Paid-in Capital	5,006,060	2,629,336	(7,635,396)	—
Accumulated Deficit	(6,490)	(2,629,412)	(9,474,606)	(12,110,508)
Total Shareholders’ Equity (Deficit)	$5,000,008	—	$(17,110,171)	$(12,110,163)